Note 7 - Pensions and Other Postretirement Benefits (Details) - Components of Net Periodic Benefit Cost (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Pension Plan [Member]
Note 7 - Pensions and Other Postretirement Benefits (Details) - Components of Net Periodic Benefit Cost [Line Items]
Service cost	$ 2,904	$ 3,144	$ 3,188
Interest cost	2,896	2,851	2,803
Expected return on plan assets	(4,755)	(5,080)	(4,591)
Recognized actuarial loss (gain)	(7,219)	5,328	2,441
Settlement loss		4,169	2,935
Net periodic benefit cost	2,708	7,164	6,776
Other changes in pension plan assets and benefit obligations recognized in other comprehensive loss:
Net loss (gain)	4,541	(10,734)	1,371
Total expense (income) recognized in net periodic benefit cost and other comprehensive income	7,249	(3,570)	8,147
Postretirement Benefits [Member]
Note 7 - Pensions and Other Postretirement Benefits (Details) - Components of Net Periodic Benefit Cost [Line Items]
Service cost	907	1,153	1,156
Interest cost	845	724	871
Recognized actuarial loss (gain)	(3,052)	4,439	(647)
Net periodic benefit cost	571	1,154	1,380
Other changes in pension plan assets and benefit obligations recognized in other comprehensive loss:
Net loss (gain)	4,233	(3,717)	(384)
Total expense (income) recognized in net periodic benefit cost and other comprehensive income	$ 4,804	$ (2,563)	$ 996